                                          SUPPLEMENT DATED MARCH 1, 2006 TO THE
                                        FOLLOWING VARIABLE PRODUCT PROSPECTUSES
                                          DATED MAY 2, 2005* (AS SUPPLEMENTED):

CITIELITE ANNUITY                                   TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II)
GOLD TRACK                                            ANNUITY
GOLD TRACK SELECT                                   TRAVELERS LIFE AND ANNUITY VINTAGE II (SERIES II)
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE     ANNUITY
  INSURANCE 2000 POLICY                             TRAVELERS MARQUIS PORTFOLIOS
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE   TRAVELERS RETIREMENT ACCOUNT ANNUITY
  INSURANCE POLICY                                  TRAVELERS RETIREMENT PERSPECTIVES
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE     ("TRP")*
  INSURANCE POLICY--SERIES 2                        TRAVELERS VINTAGE 3 ANNUITY
TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY      TRAVELERS VINTAGE ANNUITY
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE   TRAVELERS VINTAGE II ANNUITY
  UNIVERSAL LIFE INSURANCE III POLICY               TRAVELERS VINTAGE XTRA ANNUITY
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT*
  UNIVERSAL LIFE INSURANCE IV POLICY                UNIVERSAL ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT SELECT UNIVERSAL SELECT ANNUITY
  ANNUITY                                           UNIVERSAL ANNUITY ADVANTAGE
TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY          VINTAGE ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY       VINTAGELIFE
TRAVELERS LIFE & ANNUITY VINTAGE L ANNUITY

*  prospectuses for these products are dated May 24, 2005

Effective March 1, 2006, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable annuity contract and variable life insurance policy prospectuses listed above. Please retain this supplement and keep it with the prospectus for future reference.

1. UNDERLYING FUND FEES AND EXPENSES

Your variable annuity contract or variable life insurance policy offers one or more of the following portfolios: the Smith Barney Large Capitalization Growth Portfolio of the Travelers Series Fund, Inc. and the Salomon Brothers Strategic Total Return Bond Portfolio and Van Kampen Enterprise Portfolio of The Travelers Series Trust.

The information in the table below replaces the disclosure regarding the portfolios noted above, as applicable to your prospectus, contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for each portfolio.

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                              DISTRIBUTION
                                                                 AND/OR                          CONTRACTUAL FEE NET TOTAL
                                                                SERVICE             TOTAL ANNUAL     WAIVER       ANNUAL
                                                   MANAGEMENT   (12B-1)     OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:                                      FEE         FEES     EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES
----------------                                   ---------- ------------ -------- ------------ --------------- ---------
THE TRAVELERS SERIES TRUST
 Salomon Brothers Strategic Total Return Bond
   Portfolio                                          0.80%        --        0.62%      1.42%          --          1.42%
 Van Kampen Enterprise Portfolio                      0.70%        --        0.13%      0.83%          --          0.83%

TRAVELERS SERIES FUND, INC.
Smith Barney Large Capitalization Growth Portfolio    0.75%        --        0.04%      0.79%          --          0.79%

March, 2006                                                     L-24616

2. TRAVELERS VINTAGE ANNUITY ONLY: MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

The information in the table below replaces the disclosure regarding the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements, contained in the sub-section of the prospectus titled "Minimum and Maximum Total Annual Underlying Fund Operating Expenses."

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                                                        MINIMUM MAXIMUM
                                                                                                        ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM UNDERLYING FUND ASSETS, INCLUDING MANAGEMENT FEES, DISTRIBUTION AND/OR
SERVICE FEES (12B-1) FEES, AND OTHER EXPENSES)                                                           0.53%   1.42%

3. TRAVELERS VINTAGE ANNUITY ONLY: EXAMPLE

The information below replaces the disclosure contained in the section of the prospectus titled "Example."

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Enhanced Death Benefit.

EXAMPLE -- This example assumes that you have elected the Enhanced Death
  Benefit.

                                                    IF CONTRACT IS SURRENDERED AT THE END IF CONTRACT IS NOT SURRENDERED OR
                                                           OF PERIOD SHOWN:               ANNUITIZED AT THE END OF PERIOD SHOWN:
                                                    ------------------------------------- --------------------------------------
FUNDING OPTION                                      1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                                      ------   -------   -------  --------  ------   -------   -------   --------
Underlying Fund with Minimum Total Annual Operating
  Expenses.........................................  $806... $1,235... $1,290..  $2,348..  $206...  $635.... $1,090...  $2,348..
Underlying Fund with Maximum Total Annual Operating
  Expenses.........................................  $895... $1,502... $1,733..  $3,225..  $295...  $902.... $1,533...  $3,225..

                                      2